As Filed With The Securities And Exchange Commission on March 26, 2002
                                                           File Nos. 333-13185
                                                                      811-7839

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -------------
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  -------

  Pre-Effective Amendment No.
                               --------

  Post-Effective Amendment No.    19
                               --------

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  -------

  Amendment No.    20
                 -------


                               CONSECO FUND GROUP
--------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                         11825 North Pennsylvania Street
                             Carmel, Indiana 46032
--------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

                                 (317) 817-6300
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             (Registrant's Telephone Number, including Area Code)

                           WILLIAM P. KOVACS, Esq.
                               Conseco Fund Group
                         11825 North Pennsylvania Street
                             Carmel, Indiana 46032
--------------------------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

                                   Copies to:
                            Donald W. Smith, Esq.
                             Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering:  Continuous

      It is proposed that this filing will become effective:

[ ]     Immediately upon filing pursuant to Rule 485(b)
[X]     On  April 23, 2002 pursuant to Rule 485(b)
[ ]     60 days after filing pursuant to Rule 485(a)(1)
[ ]     On   __________________ pursuant to Rule 485(a)(1)
[ ]     75 days after filing pursuant to Rule 485(a)(2)
[ ]     On _________________ pursuant to Rule 485(a)(2)

                              CONSECO FUND GROUP
          Conseco Small-Cap Growth and Conseco Large-Cap Value Funds



Contents of Registration Statement


This Registration Statement consists of the following papers and documents:

o     Cover Sheet

Contents of Registration Statement:

o     Part A - Prospectus, Class A, Class B, Class C and Class Y:
               Incorporated by reference to Post-Effective Amendment No. 18 to the registration statement, SEC File No. 333-13185, filed January 11, 2002.

o     Part B - Statement of Additional Information, Class A, Class B, Class C
               and Class Y: Incorporated by reference to Post-Effective Amendment No. 18 to the registration statement, SEC File No. 333-13185, filed January 11, 2002.

o     Part C - Other Information:  Incorporated by reference to
               Post-Effective Amendment No. 18 to the registration statement, SEC File No. 333-13185, filed January 11, 2002.

o     Signature Page

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Conseco Fund Group, certifies that it meets all of the requirements for effectiveness of this Post- Effective Amendment No. 19 to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Carmel and State of Indiana on the 26th day of March, 2002.


                                    CONSECO FUND GROUP

                                    By:  /s/ Maxwell E. Bublitz
                                    -----------------------------
                                       Maxwell E. Bublitz
                                       President (Principal Executive Officer)
                                           and Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                  Date
---------                              -----                                  ----

/S/ MAXWELL E. BUBLITZ*                President                              March 26, 2002
--------------------------------       (Principal Executive Officer) and
Maxwell E. Bublitz                     Trustee



/S/ WILLIAM P. DAVES, JR.*             Chairman of the Board and              March 26, 2002
-------------------------------        Trustee
William P. Daves, Jr.


/S/ GREGORY J. HAHN*                   Vice President and Trustee             March 26, 2002
---------------------------------
Gregory J. Hahn

/S/ HAROLD W. HARTLEY*                 Trustee                                March 26, 2002
-----------------------------
Harold W. Hartley

/S/ DR.  R. JAN LECROY*                Trustee                                March 26, 2002
---------------------------------
Dr. R. Jan LeCroy

/S/ Dr. JESS H. PARRISH*               Trustee                                March 26, 2002
----------------------------------
Dr. Jess H. Parrish


/S/ JAMES S. ADAMS                     Treasurer                              March 26, 2002
-------------------------------------
James S. Adams


/S/ DAVID N. WALTHALL*                 Trustee                                March 26, 2002
------------------------------------
David N. Walthall

   * /S/  William P. Kovacs
   ----------------------------------------
   William P. Kovacs
   Attorney-in-fact